Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income (loss)	$ (47,738)	$ 9,744	$ 31,453
Adjustments to reconcile net income (loss) to net cash:
Policy charges and fee income	(341,729)	(346,180)	(346,027)
Interest credited	264,043	277,077	269,488
Investment gains, net	55,978	(38,123)	(73,720)
Amortization/Accretion of bond premium, net	82,404	69,632	59,337
Amortization of VOBA	26,321	29,827	30,054
Changes in assets and liabilities:
Change in insurance related liabilities and policy-related balances	135,073	29,190	52,316
Change in fair value option and trading securities	(2,683)	(100,101)	(15,937)
Deferred income tax expense (benefit)	(2,105)	(22,666)	(2,474)
Decrease (increase) in accrued investment income	3,641	(3,357)	(1,783)
Decrease (increase) in other assets and liabilities	(47,238)	7,899	(3,961)
Net cash provided by (used in) operating activities	125,967	(87,058)	(1,254)
Cash flows from investing activities:
Fixed maturities, available for sale Proceeds from sales and maturities	1,434,668	2,023,946	3,806,768
Fixed maturities, available for sale, Purchases	(1,217,094)	(1,952,554)	(3,807,513)
Commercial mortgage loans, proceeds from sales and paydowns	334,365	422,241	265,414
Commercial mortgage loans, originations and purchases	(143,414)	(5,325)	(208,580)
Net purchases and sales of common stocks	1,164	(3,052)	(5,100)
Net purchases, sales, maturities of derivatives	10,929	17,265	2,642
Net purchases, sales, maturities of other investments	(76,906)	(60,263)	63,097
Net cash provided by (used in) investing activities	343,712	442,258	116,728
Cash flows from financing activities:
Policyholders' account deposits	453,814	790,230	763,748
Policyholders' account withdrawals	(989,276)	(979,586)	(905,014)
Dividends paid to shareholder	(15,000)	(70,000)	(42,000)
Change in overdrafts	8,159	(20,431)	22,059
Net cash provided by (used in) financing activities	(542,303)	(279,787)	(161,207)
Net increase (decrease) in cash and cash equivalents	(72,624)	75,413	(45,733)
Cash and cash equivalents, beginning of period	78,801	3,388	49,121
Cash and cash equivalents, end of period	6,177	78,801	3,388
Supplemental schedule of cash flow information:
Income taxes paid	4,000	5,000	17,700
Interest paid	8,282	7,835	7,328
Noncash activities
Interest income on vehicle note	28,407	26,875	25,069
Interest expense on other long-term debt	28,407	26,875	25,069
Increase in vehicle note and other long-term debt	41,500	36,000	50,300
Change in modified coinsurance payable and deposit receivable	81,892	87,966	50,791
Bond exchanges	5,376	10,959	$ 11,199
Mortgage loan refinance	$ 45,712	$ 11,368